Interest Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2019
Banking And Thrift Interest [Abstract]
Summary of Interest Income (Expense), Net

Interest income (expense), net consisted of the following:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Income	55	47	30
Expense	(54)	(54)	(52)
Total	1	(7)	(22)